Accounts Receivable, Net - Schedule of Allowance for Expected Credit Losses (Details) - Accounts Receivable [Member] - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Allowance for Expected Credit Losses [Line Items]
Beginning balance	$ 2,391,641	$ 2,197,396
Ending balance	1,003,514	2,391,641
Cumulative-effect adjustment of adoption of CECL	(1,271,219)
(Reversal)/Addition	(157,175)	257,784
Exchange difference	$ 40,267	$ (63,539)